MERGER AGREEMENT (Details) - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 12, 2024
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, par value (in dollars per share)				$ 0.0001	0.0001
MCAC
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)		0.0001			$ 0.0001
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Transaction expenses		$ 1,200,000	$ 600,000
ConnectM Before Business Combination
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	0.0001	$ 0.0001	$ 0.0001
Preferred shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Transaction expenses	$ 8,000,000
Maximum cure period for breaches that are curable	30 days
Threshold period of written notice for termination if stockholders not approved the merger agreement	2 days
Threshold period of written notice for termination if board of directors shall have publicly withdrawn, modified, withheld or changed its recommendation to vote in favor of the merger and other proposals	15 days
Maximum transactions expenses reimbursable in the event of termination	$ 1,200,000
ConnectM Before Business Combination | MCAC
Business Acquisition [Line Items]
Merger Consideration ( in shares)	14,500,000